Note 27 - Business Combinations (Tables)	12 Months Ended
Dec. 31, 2019
Saudi Steel Pipe Company [member]
Statement Line Items [Line Items]
Disclosure of detailed information about business combination [text block]
Fair value of acquired assets and liabilities:	SAR million	$ million

Property, Plant and Equipment	671	179
Customer relationship	305	81
Investment in associated	77	21
Working capital	167	45
Cash and Cash Equivalents	32	9
Other Receivables	11	3
Borrowings	(304)	(81)
Employees end of service benefits	(59)	(16)
Deferred Tax Liabilities	(47)	(13)
Net assets acquired	853	228